CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A ordinary shares [Member] CNY (¥) shares	Class B ordinary shares [Member] CNY (¥) shares	IPO [Member] CNY (¥)	IPO [Member] Class A ordinary shares [Member] CNY (¥) shares	Private placement [Member] CNY (¥)	Private placement [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] IPO [Member] CNY (¥)	Additional paid-in capital [Member] Private placement [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Pre-IPO ordinary shares [Member] CNY (¥) shares	NetEase [Member] CNY (¥)	NetEase [Member] Additional paid-in capital [Member] CNY (¥)	Other shareholders [Member] CNY (¥)	Other shareholders [Member] Ordinary shares [Member] CNY (¥) shares	Other shareholders [Member] Accumulated deficit [Member] CNY (¥)	Other shareholders [Member] Noncontrolling interests [Member] CNY (¥)
Balance at Dec. 31, 2017	¥ (957,997)								¥ 41	¥ 83,061				¥ (798,019)		¥ (243,080)
Balance (Shares) at Dec. 31, 2017 | shares									65,387,160
Loss for the year	(209,295)													(208,910)		(385)
Share-based compensation expenses	6,176									6,176
Foreign currency translation adjustment	496														¥ 496
Appropriation to statutory reserves													¥ 292	(292)
Issuance of shares to NetEase																		¥ 41	¥ 41
Issuance of shares to other shareholders																				¥ 711	¥ 17	¥ (243,659)	¥ 244,353
Issuance of shares to other shareholders (in shares) | shares																					26,612,840
Deemed contribution related to acquisition of businesses under common control	44,024									44,024
Deemed contribution from NetEase Group related to issuance of preferred shares	4,722																	4,722	4,722
Accretions of convertible redeemable preferred shares	(30,311)													(30,311)
Balance at Dec. 31, 2018	(1,141,433)								¥ 58	138,024			292	(1,281,191)	496	888	¥ 58
Balance (Shares) at Dec. 31, 2018 | shares									92,000,000								92,000,000
Loss for the year	(601,455)													(601,503)		48
Share-based compensation expenses	25,074									25,074
Foreign currency translation adjustment	(15,023)														(15,023)
Appropriation to statutory reserves													1,494	(1,494)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO")			¥ 2	¥ 56													¥ (58)
Redesignation of Pre-IPO ordinary shares into Class A and Class B ordinary shares upon initial public offering ("IPO") (shares) | shares			2,867,640	89,132,360													(92,000,000)
Share issuance upon IPO, net of issuance cost					¥ 621,947	¥ 4					¥ 621,943
Share issuance upon IPO, net of issuance cost (shares) | shares						5,600,000
Share issuance upon concurrent private placement							¥ 881,662	¥ 5				¥ 881,657
Share issuance upon concurrent private placement (shares) | shares								7,352,941
Conversion of convertible preferred shares into Class A shares upon IPO					¥ 496,545	¥ 5					¥ 496,540
Conversion of convertible preferred shares into Class A shares upon IPO (Shares) | shares						6,814,815
Deemed contribution related to acquisition of businesses under common control	69,603									69,603
Accretions of convertible redeemable preferred shares	(35,893)													(35,893)
Balance at Dec. 31, 2019	301,027		¥ 16	¥ 56						2,232,841			1,786	(1,920,081)	(14,527)	936
Balance (Shares) at Dec. 31, 2019 | shares			22,635,396	89,132,360
Loss for the year	(1,753,352)	$ (268,713)												(1,752,789)		(563)
Share issuance pursuant to incentive plan	37,606		¥ 2							37,604
Share issuance pursuant to incentive plan (in shares) | shares			2,961,710
Share-based compensation expenses	41,578									41,578
Deemed distribution to NetEase																		¥ (2,060)	¥ (2,060)
Noncontrolling interests arising from business combination	624															624
Foreign currency translation adjustment	(32,531)	(4,986)													(32,531)
Appropriation to statutory reserves													1,164	(1,164)
Balance at Dec. 31, 2020	¥ (1,407,108)	$ (215,649)	¥ 18	¥ 56						¥ 2,309,963			¥ 2,950	¥ (3,674,034)	¥ (47,058)	¥ 997
Balance (Shares) at Dec. 31, 2020 | shares			25,597,106	89,132,360